Label	Element	Value
Innovator U.S. Equity Accelerated ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 4.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.90%
Innovator U.S. Equity Accelerated ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 475.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	18.10%
Innovator U.S. Equity Accelerated ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 516.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(22.10%)